Fair Value Measurements - Additional Disclosures (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Realized gains (losses)	$ 0	$ 0	$ 0	$ 0	$ 0
Unrealized gains (losses)	0	0	0	0	0
Other-than-temporary impairments	$ 0	$ 0	$ 0	$ 0	$ 0